FAIR VALUE MEASUREMENTS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance at beginning of period	$ 3,421,000	$ 809,000
Additions	245,000	641,500
Settlements	(511,000)	(120,000)
Change in fair value	(1,136,000)	2,090,500
Balance at end of year	2,019,000	3,421,000	$ 809,000
Derivative [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance at beginning of period	$ 3,421,000	809,000	9,367,159
Additions		641,500	266,000
Settlements		(120,000)	(1,580,000)
Change in fair value		2,090,500	(7,244,159)
Balance at end of year		$ 3,421,000	$ 809,000